Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2017	Jun. 30, 2016
Statement of Financial Position [Abstract]
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Authorized	75,000,000	75,000,000
Common Stock, Issued	8,000,000	8,000,000
Common Stock, Outstanding	8,000,000	8,000,000